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                          SUPPLEMENT TO PROSPECTUS FOR
                               JOHN HANCOCK TRUST
                   (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
                              DATED APRIL 30, 2005


Effective May 2, 2005, Series III shares of each Lifestyle Trust are no longer available for sale.



                   THE DATE OF THIS SUPPLEMENT IS MAY 2, 2005.